ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions								12 Months Ended
	Dec. 23, 2024	Sep. 12, 2024	Jan. 12, 2024	Sep. 28, 2023	Aug. 01, 2023	May 02, 2023	Jan. 04, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Revenues								$ 21,039		$ 17,931	$ 14,427
Net income (loss)								1,683		1,448	$ 1,375
Brazilian electricity transmission operation
Disclosure of detailed information about business combination [line items]
Effective interest	15.00%
Consideration transferred	$ 55
Proportion of ownership interest in subsidiary	31.00%
Intangible assets	$ 619
Net assets acquired	55
Cash	22
Brazilian electricity transmission operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 72
Proportion of ownership interest in subsidiary	100.00%
Indian telecom tower operation
Disclosure of detailed information about business combination [line items]
Effective interest		16.00%
Consideration transferred		$ 2,041
Equity funded consideration		140
Property, plant and equipment		1,785
Lease assets as of acquisition date		800
Intangible assets		$ 582
Useful life		20 years
Cash		$ 2,041
Acquisition costs recorded		5
Indian telecom tower operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 800
North American Retail Colocation Data Center Business
Disclosure of detailed information about business combination [line items]
Effective interest			29.00%
Consideration transferred			$ 803
Property, plant and equipment			2,432
Lease assets as of acquisition date			1,300
Intangible assets			379
Gain recognised in bargain purchase transaction			554
Net assets acquired			1,400
Land and equipment recognised as of acquisition date			800
Favourable lease assets as of acquisition date			300
Revenues								850
Net income (loss)								$ 110
Cash			803
Acquisition costs recorded			50
North American Retail Colocation Data Center Business | Consortium
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction			$ 200
Triton International Limited
Disclosure of detailed information about business combination [line items]
Effective interest				28.00%
Consideration transferred				$ 1,156
Property, plant and equipment				8,811
Intangible assets				710
Net assets acquired				1,156
Cash				350
Exchangeable shares				751
Acquisition costs recorded				$ 49
Triton International Limited | Customer order backlog
Disclosure of detailed information about business combination [line items]
Useful life				50 years
Triton International Limited | Brand names | Bottom of range
Disclosure of detailed information about business combination [line items]
Useful life				10 years
Triton International Limited | Brand names | Top of range
Disclosure of detailed information about business combination [line items]
Useful life				50 years
Triton International Limited | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred				$ 4,500
Data4 Group
Disclosure of detailed information about business combination [line items]
Effective interest					19.00%
Consideration transferred					$ 566
Property, plant and equipment					35
Intangible assets					6
Net assets acquired					566
Cash					566
Acquisition costs recorded					24
Data4 Group | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred					$ 3,000
Brazilian electricity transmission operation
Disclosure of detailed information about business combination [line items]
Consideration transferred						$ 70
Proportion of ownership interest in subsidiary						31.00%
Intangible assets						$ 477
Net assets acquired						$ 70
Proportion of ownership interest in subsidiary, additional						15.00%
Cash						$ 35
Proceeds from disposition of subsidiary						$ 35
Brazilian electricity transmission operation | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						100.00%
Proceeds from disposition of subsidiary						$ 114
HomeServe PLC
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 1,249
Property, plant and equipment							118
Intangible assets							2,827
Net assets acquired							1,249
Cash							1,249
Acquisition costs recorded							$ 55
Measurement adjustment									$ 800
HomeServe PLC | Customer order backlog | Bottom of range
Disclosure of detailed information about business combination [line items]
Useful life							10 years
HomeServe PLC | Customer order backlog | Top of range
Disclosure of detailed information about business combination [line items]
Useful life							27 years
HomeServe PLC | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 4,900
HomeServe PLC, North America
Disclosure of detailed information about business combination [line items]
Ownership interest							26.00%
HomeServe PLC, Europe
Disclosure of detailed information about business combination [line items]
Ownership interest							25.00%
North American And European Residential Decarbonization Infrastructure Business
Disclosure of detailed information about business combination [line items]
Pro forma revenue										1,412
Pro forma income										$ 387